Consolidated statements of changes in equity - EUR (€)	Shares Outstanding	Issued Capital	Share Premium	Other Capital Reserves	Accumulated Deficit	Other Components of Equity	Total
Beginning balance, shares at Dec. 31, 2017	23,812,100
Beginning balance, amount at Dec. 31, 2017		€ 2,857,452	€ 161,638,566	€ 6,225,353	€ (51,292,555)	€ 0	€ 119,428,816
Loss for the period					(29,814,634)		(29,814,634)
Exchange differences on translation of foreign operations						50,196	50,196
Total comprehensive loss					(29,814,634)	50,196	(29,764,438)
Issue of common shares, shares	1,850,000
Issue of common shares, amount		222,000	52,768,733				52,990,733
Transaction costs			(3,801,265)				(3,801,265)
Equity-settled share-based payment				12,084,651			12,084,651
Share options exercised, shares	302,279
Share options exercised, amount		36,273	415,801				452,075
Ending balance, shares at Dec. 31, 2018	25,964,379
Ending balance, amount at Dec. 31, 2018		3,115,725	211,021,835	18,310,003	(81,107,188)	50,196	151,390,571
Loss for the period					(53,254,817)		(53,254,817)
Exchange differences on translation of foreign operations						2,177,033	2,177,033
Total comprehensive loss					(53,254,817)	2,177,033	(51,077,785)
Transaction costs							0
Equity-settled share-based payment				6,832,210			6,832,210
Share options exercised, shares	140,876
Share options exercised, amount		16,905	(15,229)				1,676
Ending balance, shares at Dec. 31, 2019	26,105,255
Ending balance, amount at Dec. 31, 2019		3,132,631	211,006,606	25,142,213	(134,362,006)	2,227,228	107,146,673
Loss for the period					(33,983,614)		(33,983,614)
Exchange differences on translation of foreign operations						(5,954,019)	(5,954,019)
Total comprehensive loss					(33,983,614)	(5,954,019)	(39,937,633)
Issue of common shares, shares	1,958,186
Issue of common shares, amount		234,982	9,535,961				9,770,943
Transaction costs			(729,840)				(729,840)
Equity-settled share-based payment				1,116,791			1,116,791
Share options exercised, shares	164,974
Share options exercised, amount		19,797	477,149				496,946
Ending balance, shares at Dec. 31, 2020	28,228,415
Ending balance, amount at Dec. 31, 2020		€ 3,387,410	€ 220,289,876	€ 26,259,004	€ (168,345,620)	€ (3,726,791)	€ 77,863,880